Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Local Currency Fund

March 31, 2021

LCC-QTLY-0521
1.9899866.100

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Foreign Government and Government Agency Obligations - 84.2%
		Principal Amount	Value
Brazil - 7.7%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 4.4699% to 6.2765% 7/1/22 to 1/1/24	BRL	$153,250,000	$23,466,828
Brazilian Federative Republic:
10% 1/1/23	BRL	5,750,000	1,075,683
10% 1/1/25	BRL	16,500,000	3,092,880
10% 1/1/27	BRL	38,250,000	7,131,846
10% 1/1/31	BRL	8,500,000	1,571,405

TOTAL BRAZIL			36,338,642

Chile - 2.9%
Bonos de La Tesoreria de La Republica de Chile:
4.5% 3/1/26	CLP	5,125,000,000	7,885,391
5% 3/1/35	CLP	3,725,000,000	5,612,620

TOTAL CHILE			13,498,011

China - 11.8%
Peoples Republic of China:
2.36% 7/2/23	CNY	97,000,000	14,648,046
2.68% 5/21/30	CNY	56,000,000	8,158,521
2.88% 11/5/23	CNY	123,750,000	18,905,330
3.28% 12/3/27	CNY	93,000,000	14,261,623

TOTAL CHINA			55,973,520

Colombia - 4.3%
Colombian Republic 7.5% 8/26/26	COP	13,400,000,000	3,953,360
Titulos de Tesoreria B:
5.75% 11/3/27	COP	37,850,000,000	10,049,058
7% 6/30/32	COP	24,250,000,000	6,436,379

TOTAL COLOMBIA			20,438,797

Czech Republic - 1.5%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	121,000,000	4,998,728
1.2% 3/13/31	CZK	45,000,000	1,882,263

TOTAL CZECH REPUBLIC			6,880,991

Dominican Republic - 0.4%
Dominican Republic:
8.9% 2/15/23(Reg. S)	DOP	66,250,000	1,199,348
9.75% 6/5/26 (Reg. S)	DOP	40,000,000	756,411

TOTAL DOMINICAN REPUBLIC			1,955,759

Hungary - 3.2%
Hungarian Republic:
3% 10/27/38	HUF	210,000,000	665,441
3.25% 10/22/31	HUF	950,000,000	3,253,937
5.5% 6/24/25	HUF	675,000,000	2,528,070
6.75% 10/22/28	HUF	2,060,000,000	8,733,964

TOTAL HUNGARY			15,181,412

Indonesia - 8.3%
Indonesian Republic:
8.125% 5/15/24	IDR	106,750,000,000	7,889,578
8.25% 5/15/29	IDR	87,000,000,000	6,543,718
8.25% 5/15/36	IDR	98,750,000,000	7,305,120
8.375% 9/15/26	IDR	120,750,000,000	9,194,458
8.375% 3/15/34	IDR	113,000,000,000	8,479,862

TOTAL INDONESIA			39,412,736

Malaysia - 4.8%
Malaysian Government:
3.828% 7/5/34	MYR	21,000,000	5,018,986
3.885% 8/15/29	MYR	36,000,000	9,053,123
3.899% 11/16/27	MYR	17,500,000	4,431,472
4.059% 9/30/24	MYR	14,500,000	3,684,885
4.762% 4/7/37	MYR	2,000,000	513,612

TOTAL MALAYSIA			22,702,078

Mexico - 7.0%
United Mexican States:
5.75% 3/5/26	MXN	255,000,000	12,382,275
6.75% 3/9/23	MXN	124,000,000	6,273,331
7.75% 11/23/34	MXN	117,000,000	6,015,787
7.75% 11/13/42	MXN	156,250,000	7,716,179
8.5% 5/31/29	MXN	11,000,000	604,268

TOTAL MEXICO			32,991,840

Peru - 2.5%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	14,250,000	3,715,019
6.35% 8/12/28	PEN	6,500,000	2,026,663
6.95% 8/12/31	PEN	19,250,000	5,956,100

TOTAL PERU			11,697,782

Philippines - 0.3%
Philippine Republic:
3.9% 11/26/22	PHP	30,000,000	628,060
6.25% 1/14/36	PHP	30,000,000	764,036

TOTAL PHILIPPINES			1,392,096

Poland - 4.7%
Polish Government:
2.25% 10/25/24	PLN	16,250,000	4,367,339
2.5% 7/25/26	PLN	47,000,000	12,881,204
2.75% 10/25/29	PLN	18,250,000	5,112,623

TOTAL POLAND			22,361,166

Romania - 4.4%
Romanian Republic:
3.4% 3/8/22	RON	19,100,000	4,611,664
3.65% 9/24/31	RON	3,500,000	854,831
4.75% 2/24/25	RON	58,250,000	14,954,272
5% 2/12/29	RON	1,250,000	339,709

TOTAL ROMANIA			20,760,476

Russia - 6.1%
Ministry of Finance of the Russian Federation:
6.5% 2/28/24	RUB	853,000,000	11,414,022
7.05% 1/19/28	RUB	925,000,000	12,372,563
7.7% 3/16/39	RUB	116,500,000	1,635,376
8.5% 9/17/31	RUB	246,500,000	3,623,332

TOTAL RUSSIA			29,045,293

South Africa - 6.9%
South African Republic:
6.5% 2/28/41	ZAR	131,000,000	5,518,489
8% 1/31/30	ZAR	95,500,000	5,896,131
8.75% 2/28/48	ZAR	70,000,000	3,709,999
8.875% 2/28/35	ZAR	151,750,000	8,723,407
10.5% 12/21/26	ZAR	115,250,000	8,884,700

TOTAL SOUTH AFRICA			32,732,726

Thailand - 4.7%
Kingdom of Thailand:
1.6% 6/17/35	THB	237,750,000	6,929,526
3.3% 6/17/38	THB	218,750,000	7,682,930
4.875% 6/22/29	THB	194,250,000	7,679,187

TOTAL THAILAND			22,291,643

Turkey - 2.1%
Turkish Republic:
8% 3/12/25	TRY	34,000,000	2,939,962
9.2% 9/22/21	TRY	36,750,000	4,268,603
11% 2/24/27	TRY	28,750,000	2,550,410

TOTAL TURKEY			9,758,975

Uruguay - 0.6%
Uruguay Republic:
8.5% 3/15/28 (Reg. S)	UYU	72,000,000	1,697,614
9.875% 6/20/22	UYU	50,000,000	1,172,706

TOTAL URUGUAY			2,870,320

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $407,267,421)			398,284,263

Supranational Obligations - 0.7%
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	57,900,000	1,193,076
International Finance Corp. 5.85% 11/25/22	INR	175,000,000	2,407,226
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,618,523)			3,600,302
		Shares	Value

Money Market Funds - 12.0%
Fidelity Cash Central Fund 0.06% (a)
(Cost $56,855,342)		56,843,973	56,855,342
TOTAL INVESTMENT IN SECURITIES - 96.9%
(Cost $467,741,286)			458,739,907
NET OTHER ASSETS (LIABILITIES) - 3.1%(b)			14,495,357
NET ASSETS - 100%			$473,235,264

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	138,315	RUB	10,446,670	JPMorgan Chase Bank, N.A.	4/1/21	$150
BRL	1,220,000	USD	217,842	Citibank, N.A.	6/24/21	(2,354)
BRL	11,730,000	USD	2,060,063	Citibank, N.A.	6/24/21	11,792
BRL	6,802,000	USD	1,236,952	State Street Bank and Trust Co.	6/24/21	(35,523)
CLP	1,877,953,000	USD	2,556,777	Citibank, N.A.	6/24/21	51,232
CLP	526,677,000	USD	733,227	Citibank, N.A.	6/24/21	(1,804)
CLP	683,981,000	USD	943,357	Goldman Sachs Bank USA	6/24/21	6,522
CNY	26,839,000	USD	4,117,548	BNP Paribas SA	6/24/21	(46,114)
COP	7,345,900,000	USD	2,016,830	Citibank, N.A.	6/24/21	(15,432)
COP	12,368,600	USD	3,363,775	Citibank, N.A.	6/24/21	6,063
CZK	20,072,000	USD	902,229	Goldman Sachs Bank USA	6/24/21	(265)
CZK	250,136,000	USD	11,531,490	Bank of America, N.A.	6/24/21	(291,266)
CZK	23,828,000	USD	1,080,195	Goldman Sachs Bank USA	6/24/21	(9,450)
CZK	51,744,000	USD	2,387,664	State Street Bank and Trust Co.	6/24/21	(62,473)
EGP	111,955,000	USD	6,905,048	Citibank, N.A.	6/24/21	217,904
EGP	19,441,000	USD	1,205,643	Citibank, N.A.	6/24/21	31,258
EGP	15,933,000	USD	989,013	Citibank, N.A.	6/24/21	24,698
HUF	410,202,000	USD	1,324,228	BNP Paribas SA	6/24/21	2,416
HUF	733,539,000	USD	2,386,657	Bank of America, N.A.	6/24/21	(14,301)
IDR	35,750,400,000	USD	2,466,055	BNP Paribas SA	6/24/21	(19,584)
IDR	8,560,400,000	USD	586,731	BNP Paribas SA	6/24/21	(925)
IDR	35,490,700,000	USD	2,429,372	BNP Paribas SA	6/24/21	(673)
IDR	16,094,600,000	USD	1,106,538	BNP Paribas SA	6/24/21	(5,153)
IDR	34,694,600,000	USD	2,391,906	Citibank, N.A.	6/24/21	(17,685)
IDR	10,945,100	USD	743,301	Citibank, N.A.	6/24/21	5,695
IDR	17,027,400,000	USD	1,168,822	State Street Bank and Trust Co.	6/24/21	(3,603)
INR	534,663,000	USD	7,177,542	BNP Paribas SA	6/24/21	53,260
INR	62,874,000	USD	854,557	BNP Paribas SA	6/24/21	(4,246)
MXN	23,021,000	USD	1,107,374	BNP Paribas SA	6/24/21	8,954
MXN	24,944,000	USD	1,202,700	Citibank, N.A.	6/24/21	6,877
MXN	35,882,000	USD	1,712,073	Goldman Sachs Bank USA	6/24/21	27,906
MXN	49,474,000	USD	2,356,098	Goldman Sachs Bank USA	6/24/21	42,981
MXN	25,287,000	USD	1,218,332	Goldman Sachs Bank USA	6/24/21	7,878
MXN	20,045,000	USD	961,607	Royal Bank of Canada	6/24/21	10,409
MXN	169,298,000	USD	8,205,653	Royal Bank of Canada	6/24/21	3,894
MYR	3,601,000	USD	868,758	Goldman Sachs Bank USA	6/24/21	(2,719)
MYR	36,043,000	USD	8,884,151	Goldman Sachs Bank USA	6/24/21	(215,833)
MYR	4,109,000	USD	998,542	Goldman Sachs Bank USA	6/24/21	(10,330)
PHP	55,192,000	USD	1,134,238	BNP Paribas SA	6/24/21	311
PHP	116,104,000	USD	2,379,180	State Street Bank and Trust Co.	6/24/21	7,500
PLN	38,881,000	USD	10,346,743	BNP Paribas SA	6/24/21	(504,058)
PLN	9,384,000	USD	2,440,568	JPMorgan Chase Bank, N.A.	6/24/21	(65,018)
RON	9,382,000	USD	2,261,623	JPMorgan Chase Bank, N.A.	6/24/21	(25,205)
RUB	265,013,000	USD	3,530,682	Citibank, N.A.	6/24/21	(61,441)
RUB	72,199,000	USD	960,195	JPMorgan Chase Bank, N.A.	6/24/21	(15,050)
RUB	125,032,000	USD	1,672,669	State Street Bank and Trust Co.	6/24/21	(35,896)
RUB	101,398,000	USD	1,324,425	State Street Bank and Trust Co.	6/24/21	2,959
SGD	1,164,000	USD	865,709	Goldman Sachs Bank USA	6/24/21	(723)
SGD	635,000	USD	469,930	JPMorgan Chase Bank, N.A.	6/24/21	1,948
THB	273,690,000	USD	9,015,713	JPMorgan Chase Bank, N.A.	6/24/21	(263,001)
THB	29,103,000	USD	958,540	JPMorgan Chase Bank, N.A.	6/24/21	(27,815)
THB	51,105,000	USD	1,633,530	JPMorgan Chase Bank, N.A.	6/24/21	827
TRY	2,802,000	USD	320,500	Goldman Sachs Bank USA	6/24/21	719
TRY	6,357,000	USD	800,143	Bank of America, N.A.	6/24/21	(71,381)
TRY	2,253,000	USD	294,494	Bank of America, N.A.	6/24/21	(36,212)
TRY	2,872,000	USD	334,884	Bank of America, N.A.	6/24/21	(5,640)
TRY	3,717,000	USD	427,844	JPMorgan Chase Bank, N.A.	6/24/21	(1,730)
TRY	3,386,000	USD	427,707	State Street Bank and Trust Co.	6/24/21	(39,539)
USD	4,283,669	CLP	3,088,611,000	Citibank, N.A.	6/24/21	(5,643)
USD	4,109,793	CNY	26,839,000	State Street Bank and Trust Co.	6/24/21	38,358
USD	1,141,119	COP	4,221,000,000	Citibank, N.A.	6/24/21	(8,896)
USD	1,106,581	COP	3,968,200,000	Citibank, N.A.	6/24/21	25,441
USD	1,154,954	COP	4,243,300,000	State Street Bank and Trust Co.	6/24/21	(1,138)
USD	2,280,150	CZK	50,575,000	BNP Paribas SA	6/24/21	7,489
USD	1,101,433	CZK	24,575,000	Citibank, N.A.	6/24/21	(2,880)
USD	2,360,304	CZK	51,836,000	Goldman Sachs Bank USA	6/24/21	30,978
USD	272,367	HUF	82,394,000	Goldman Sachs Bank USA	6/24/21	5,894
USD	1,177,949	HUF	359,909,000	Goldman Sachs Bank USA	6/24/21	13,959
USD	1,160,296	HUF	358,775,000	Goldman Sachs Bank USA	6/24/21	(27)
USD	652,524	HUF	201,589,000	State Street Bank and Trust Co.	6/24/21	560
USD	1,098,646	IDR	16,061,100,000	Goldman Sachs Bank USA	6/24/21	(448)
USD	1,279,669	IDR	18,505,300,000	State Street Bank and Trust Co.	6/24/21	13,315
USD	2,403,619	INR	177,315,000	BNP Paribas SA	6/24/21	5,605
USD	1,224,191	INR	90,076,000	BNP Paribas SA	6/24/21	6,000
USD	2,313,038	INR	170,760,000	BNP Paribas SA	6/24/21	3,673
USD	2,304,536	INR	171,416,000	BNP Paribas SA	6/24/21	(13,700)
USD	847,781	MXN	17,728,000	Goldman Sachs Bank USA	6/24/21	(11,880)
USD	467,880	MYR	1,941,000	Goldman Sachs Bank USA	6/24/21	1,071
USD	292,500	PEN	1,069,000	Citibank, N.A.	6/24/21	6,938
USD	2,207,020	PEN	8,162,000	JPMorgan Chase Bank, N.A.	6/24/21	26,707
USD	3,074,077	PHP	150,805,000	BNP Paribas SA	6/24/21	(25,931)
USD	1,539,454	PLN	5,799,000	JPMorgan Chase Bank, N.A.	6/24/21	71,443
USD	611,336	PLN	2,351,000	JPMorgan Chase Bank, N.A.	6/24/21	16,183
USD	1,382,802	RON	5,620,000	Goldman Sachs Bank USA	6/24/21	43,144
USD	2,189,588	RUB	164,033,000	State Street Bank and Trust Co.	6/24/21	42,260
USD	1,353,994	SGD	1,799,000	BNP Paribas SA	6/24/21	17,130
USD	828,627	THB	25,359,000	JPMorgan Chase Bank, N.A.	6/24/21	17,636
USD	634,352	THB	19,545,000	JPMorgan Chase Bank, N.A.	6/24/21	9,296
USD	513,734	THB	15,979,000	JPMorgan Chase Bank, N.A.	6/24/21	2,719
USD	1,358,248	TRY	11,103,000	BNP Paribas SA	6/24/21	85,408
USD	977,271	TRY	7,482,000	State Street Bank and Trust Co.	6/24/21	119,540
USD	1,199,803	ZAR	18,683,000	Citibank, N.A.	6/24/21	(52,471)
USD	1,005,859	ZAR	15,561,000	Goldman Sachs Bank USA	6/24/21	(37,156)
USD	1,150,093	ZAR	18,124,000	Goldman Sachs Bank USA	6/24/21	(64,713)
ZAR	8,431,000	USD	565,326	Goldman Sachs Bank USA	6/24/21	(218)
ZAR	28,346,000	USD	1,883,506	Citibank, N.A.	6/24/21	16,454
ZAR	17,539,000	USD	1,154,162	JPMorgan Chase Bank, N.A.	6/24/21	21,433
ZAR	34,600,000	USD	2,278,294	State Street Bank and Trust Co.	6/24/21	40,856
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(913,900)
					Unrealized Appreciation	1,223,643
					Unrealized Depreciation	(2,137,543)

Currency Abbreviations

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

COP – Colombian peso

CZK – Czech koruna

DOP – Dominican Republic peso

HUF – Hungarian forint

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

MYR – Malyasian ringgit

PEN – Peruvian new sol

PHP – Philippine peso

PLN – Polish zloty

RON – Romanian leu (new)

RUB – Russian ruble

THB – Thai baht

TRY – Turkish Lira

UYU – Uruguay peso

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Includes $1,000,000 of cash collateral to cover margin requirements for forward currency contracts.

Additional information on each restricted holding is as follows:

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,292
Total	$9,292

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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